Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 6,802,368	$ 5,098,420
Restricted cash	228,321	203,779
Short-term investment	62,988	60,994
Accounts receivable, net	6,222,360	5,294,088
Current tax assets	160,138	98,471
Inventories	13,573,084	14,530,841
Prepaid expenses and other current assets	2,201,626	1,307,040
Total current Assets	29,327,334	26,655,003
Non-current assets
Property, plant and equipment	21,009,545	19,521,672
Intangible assets	5,033,762	5,138,437
Long-term investment	482,411	344,876
Right-of-use assets	4,706,016	5,421,236
Deferred income tax assets	1,372,365	492,221
Prepayment and other non-current assets	1,188,195	1,007,586
Total non-current assets	33,792,294	31,926,028
Total assets	63,119,628	58,581,031
Current liabilities
Short-term bank loans	19,579,975	15,265,739
Accounts payable	3,132,759	1,500,927
Current lease liabilities	1,769,719	2,060,022
OET derivative liability	2,799,588
Accrued expenses and other current liabilities	6,689,145	3,167,048
Total current Liabilities	34,151,914	22,113,495
Non-current liabilities
Long-term bank loans	11,754,344	9,446,467
Deferred tax liabilities	137,840	111,329
Non-current lease liabilities	3,496,749	3,911,466
Warrant liabilities	603,566
Total non-current liabilities	15,992,499	13,469,262
Total Liabilities	50,144,413	35,582,757
Shareholders’ Equity
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 44,766,003 shares issued and outstanding as of June 30, 2025; 37,749,381 issued and outstanding as of December 31, 2024)	4,477	3,775
Share subscription receivable	(19,365,936)
Additional paid in capital	34,806,601	22,246,969
Retained earnings	(2,640,344)	3,054,350
Accumulated other comprehensive (loss) income	53,002	(2,471,137)
Treasury Stock	(38,754)
Total shareholders’ equity	12,819,046	22,833,957
Non-controlling interest	156,169	164,317
Total equity	12,975,215	22,998,274
Total liabilities and shareholders’ equity	63,119,628	58,581,031
Related Party
Current assets
Amounts due from related parties	76,449	61,370
Current liabilities
Amounts due to related parties	$ 180,727	$ 119,759